Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Interest	$ 157,339	$ 292,339
Professional fees	15,000	314,446	71,570
Research and development	253,524		250,000
CIP- Equipment			279,730
Employee bonuses	175,625	175,625
Active pharmaceutical ingredients	62,393
Other	28,127	112,225
Accrued expenses	$ 692,008	$ 894,635	$ 601,300